Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance, beginning of year	$ 3,397	$ 3,110
Impact of foreign exchange changes	(276)	287
Balance, end of year	$ 3,121	$ 3,397